Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

		$ million
	2018	2017
Cash	6,148	4,592
Term bank deposits	13,105	17,324
Cash equivalents (excluding term bank deposits)	3,215	3,670
	22,468	25,586